AMOUNT DUE TO DIRECTOR (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due to director	$ 103,911	$ 146,018	$ 209,747